PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Summary of property, equipment and software

	As of December 31,
	2022	2023
	US$	US$
Machinery and laboratory equipment	5,293,386	5,201,479
Leasehold improvements	1,055,271	1,037,675
Electronic equipment	1,863,963	1,818,352
Furniture and tools	29,684	42,821
Vehicles	80,266	78,928
Software	369,698	363,943
Total property, equipment and software	8,692,268	8,543,198
Less: accumulated depreciation and amortization	(5,909,305)	(6,708,077)
Net book value	2,782,963	1,835,121